Share Capital and Additional Paid-in Capital - Movement in the issued share capital (Details) - $ / shares	Dec. 31, 2023	Dec. 31, 2022	Jan. 26, 2022	Jan. 24, 2022	Dec. 31, 2021	Dec. 14, 2021	Dec. 09, 2021	Dec. 06, 2021	Dec. 31, 2020	Apr. 06, 2020	Mar. 09, 2020
Share Capital and Additional Paid-in Capital
Number of shares outstanding	32,194,108	32,194,108	32,194,108	32,296,681	32,316,681	32,316,681	32,345,417	32,353,417	32,375,917	32,375,917	32,625,917
Par value per share (in dollars per share)	$ 0.001		$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001